Provisions and contingent liabilities	12 Months Ended
Mar. 31, 2022
Disclosure of contingent liabilities [abstract]
Provisions and contingent liabilities	Provisions and contingent liabilities

(EUR thousand)

Provisions	2022	2021	2020

Opening balance at April 1	2,202	2,235	1,746
Acquisition of subsidiaries	9	—	—
Additional provisions	86	1,311	511
Unwinding of discount	33	26	26
Reversals	(9)	(1,360)	(50)
Exchange differences	(8)	(10)	2
Closing balance at March 31	2,313	2,202	2,235

Current	—	—	—
Non-current	2,313	2,202	2,235
Total Provisions	2,313	2,202	2,235
Provisions primarily relate to a legal claim in Portugal and to tax risks in respect of social contributions in France. Provision charges are recognized within operating expenses and the unwinding of discount within finance costs in the income statement.
Litigations
The Group has not been involved in any legal or arbitration proceedings which may have or have had a significant effect on the Group's financial position during the last 12 months preceding the date of this document.
No contingent liabilities were identified by the Group.